UNITED STATES
         	    	  SECURITIES AND EXCHANGE COMMISSION
                 			 Washington, DC  20549

                           FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here is Amendment  [  ] ; Amendment Number:
This Amendment (check only one):  [  ] is a restatement.
				  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Sasco Capital, Inc.
Address:   10 Sasco Hill Road
	   Fairfield, CT  06430

13F File Number:  28-1646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Daniel L. Leary
Title:	Secretary
Phone:	203-254-6800
Signature, Place, and Date of Signing:

Daniel L. Leary    Fairfield, Connecticut    May 10, 1999

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.

[ ] 	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  $1,674,940


List of Other Included Managers:

FORM 13 F
REPORTING MANAGER:  SASCO CAPITAL, INC.

                                   FORM 13F INFORMATION TABLE
                    TITLE OF
   NAME OF ISSUER    CLASS    CUSIP     VALUE     SHARES /   SH/   INVESTMENT  OTHER              VOTING AUTHORITY
                                       (x$1000)   PRN AMT    PRN   DISCRETION    MGR      SOLE    SHARED      NONE
AK STL HLDG CORP    COMMON   001547108   77,879   3,451,682  SH       SOLE         0    2,104,716      0    1,346,966
ALLEGHANY CORP DEL  COMMON   017175100   82,388     448,065  SH       SOLE         0      273,599      0      174,466
ALLEGHENY TELEDYNE  COMMON   017415100   69,119   3,649,842  SH       SOLE         0    2,215,605      0    1,434,237
ARMCO INC           COMMON   042170100   33,876   7,634,074  SH       SOLE         0    4,420,308      0    3,213,766
BALL CORP           COMMON   058498106   81,842   1,743,639  SH       SOLE         0    1,060,453      0      683,186
CBS CORP            COMMON   12490K107   36,926     904,785  SH       SOLE         0      547,804      0      356,981
CHICAGO TITLE CORP  COMMON   168228104   26,277     722,389  SH       SOLE         0      427,658      0      294,731
CITIZENS UTILITIES  COMMON   177342201   31,656   4,084,530  SH       SOLE         0    2,431,530      0    1,653,000
COOPER CAMERON CORP COMMON   216640102   38,353   1,132,210  SH       SOLE         0      698,710      0      433,500
DONNELLEY R R & SONSCOMMON   257867101   44,622   1,386,305  SH       SOLE         0      836,070      0      550,235
EASTERN ENTERPRISES COMMON   27637F100   39,286   1,080,036  SH       SOLE         0      650,101      0      429,935
EASTMAN KODAK CO    COMMON   277461109   55,046     861,768  SH       SOLE         0      522,468      0      339,300
ENGELHARD CORP      COMMON   292845104   38,043   2,246,112  SH       SOLE         0    1,388,262      0      857,850
FOOTSTAR INC        COMMON   344912100   65,217   2,038,032  SH       SOLE         0    1,220,238      0      817,794
FORT JAMES CORP     COMMON   347471104   35,992   1,135,850  SH       SOLE         0      682,950      0      452,900
GRACE W R & CO DEL  COMMON   38388F108   53,739   4,432,033  SH       SOLE         0    2,702,733      0    1,729,300
HARTMARX CORP       COMMON   417119104   11,774   2,415,093  SH       SOLE         0    1,192,100      0    1,222,993
HERCULES INC        COMMON   427056106   48,191   1,908,562  SH       SOLE         0    1,157,984      0      750,578
ITT INDS INC IND    COMMON   450911102   19,360     547,265  SH       SOLE         0      327,320      0      219,945
KERR MCGEE CORP     COMMON   492386107   54,686   1,666,623  SH       SOLE         0    1,022,721      0      643,902
NORTHEAST UTILS     COMMON   664397106   39,876   2,873,940  SH       SOLE         0    1,753,813      0    1,120,127
PENNZENERGY CO      COMMON  70931Q109    36,658   3,491,230  SH       SOLE         0    2,115,599      0    1,375,631
PENNZOIL-QUAKER STATCOMMON   709323109   16,196   1,308,757  SH       SOLE         0      756,059      0      552,698
PIONEER NAT RES CO  COMMON   723787107   31,658   4,084,964  SH       SOLE         0    2,485,985      0    1,598,979
REYNOLDS METALS CO  COMMON   761763101   66,565   1,377,799  SH       SOLE         0      835,218      0      542,581
STANLEY WORKS       COMMON   854616109   36,740   1,433,740  SH       SOLE         0      869,340      0      564,400
SUNOCO, INC.        COMMON  86764P109    81,687   2,265,143  SH       SOLE         0    1,393,493      0      871,650
TENNECO INC NEW     COMMON   88037E101   67,602   2,419,785  SH       SOLE         0    1,475,890      0      943,895
TERRA INDS INC      COMMON   880915103   19,191   4,206,131  SH       SOLE         0    2,597,531      0    1,608,600
TIMES MIRROR CO NEW COMMON   887364107   13,194     243,773  SH       SOLE         0      147,700      0       96,073
UGI CORP NEW        COMMON   902681105   46,491   2,785,988  SH       SOLE         0    1,712,188      0    1,073,800
UNION PAC CORP      COMMON   907818108   42,001     785,978  SH       SOLE         0      474,562      0      311,416
U S INDS INC NEW    COMMON   912080108   79,514   4,837,356  SH       SOLE         0    2,929,406      0    1,907,950
VENATOR GROUP INC   COMMON   922944103   46,549   6,590,923  SH       SOLE         0    4,074,831      0    2,516,092
WASTE MGMT INC DEL  COMMON   94106L109   48,435   1,091,476  SH       SOLE         0      667,834      0      423,642
WESTERN RES INC     COMMON   959425109   58,311   2,184,928  SH       SOLE         0    1,331,028      0      853,900